Warrants to Purchase Common Stock (Tables)	6 Months Ended	12 Months Ended
	Dec. 31, 2024	Jun. 30, 2024
Warrants to Purchase Common Stock [Abstract]
Schedule of Warrants to Purchase Common Stock

The following warrants to purchase common stock were outstanding as of December 31, 2024:

Number of Shares	Exercise Price	Expiration Date
286,672	$2.00	June 22, 2026
37,433	2.00	June 28, 2026
11,500	2.00	July 1, 2026
27,032	3.00	December 22, 2027
4,588	3.00	January 10, 2028
6,720	3.00	March 31, 2028
44,933	3.00	May 10, 2028
418,878

The following warrants to purchase common stock were outstanding as of June 30, 2024:

Number of Shares	Exercise Price	Expiration Date
286,672	$2.00	June 22, 2026
37,433	2.00	June 28, 2026
11,500	2.00	July 1, 2026
29,067	3.00	December 22, 2027
4,933	3.00	January 10, 2028
6,720	3.00	March 31, 2028
44,933	3.00	May 10, 2028
421,258